Unaudited Earnings Per Share Pro Forma for Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Share price			$ 9.99
Net income	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Amount of dividends			225,000
Excess of dividends over net income			$ (181,961)
Number of shares required to be issued at $21.00 per share to pay excess of dividends over net income			8,664,810
Basic weighted average shares outstanding	83,529,335	83,375,562	83,432,157	83,365,218	83,222,330
Pro forma basic weighted average shares outstanding			92,096,967
Pro forma basic earnings per share			$ 0.47
Dilutive weighted average shares outstanding	88,644,810	86,668,473	88,430,987	86,280,907	85,651,749
Pro forma dilutive weighted average shares outstanding			97,095,797
Pro forma dilutive earnings per share			$ 0.44
IPO | Class A Common Stock
Share price			$ 21.00